INCOME TAXES AND TAX RECEIVABLE (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes and Tax Receivable [Abstract]
Income tax payable		$ (1,068,051)	$ (571,822)
Income tax receivable	1,012,954	1,047,602	1,131,099
Total income tax receivable (payable), net	$ 1,012,954	$ (20,449)	$ 559,277